ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2014
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
Schedule of accrued expenses and other current liabilities

	As of December 31,
	2013	2014
Payable for business acquisitions	6,398	5,745
Business taxes and other surcharge payables	48,557	58,887
Accrual for customer loyalty program	15,061	71,475
Payable to noncontrolling interest holders	7,112	5,552
Other payables	51,386	41,864
Accrued rental	41,517	44,125
Accrued utilities	38,336	37,320
Other accrued expenses	40,818	48,049
Total	249,185	313,017